Intangible assets (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of intangible asset

Software
development
S$
Cost

As at January 1, 2024	1,158,548
Additions	-
As at December 31, 2024 and 2025	1,158,548

Accumulated amortization

As at January 1, 2024	302,598
Amortization	231,710
As at December 31, 2024	534,308
Amortization	231,709
As at December 31, 2025	766,017

Carrying amount

As at December 31, 2025	392,531

As at December 31, 2024	624,240